Share-based Compensation Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized			$ 4,900
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized	204	151	5,416	442
Share-based compensation recognized, net					595	714
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized	32	181	303	447
Share-based compensation recognized, net					$ 609	$ 170